Other operating income (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income
Schedule of other operating income

	2019	2018	2017
Government grant (*) (Note 25)	15,387	15,854	18,942
Other	1,872	4,353	1,011
	17,259	20,207	19,953

(*) Corresponds to government grant for the development of airport infrastructure in Group A (operated by AA2000) of the National Airport System. There are no unfulfilled conditions or other contingencies attaching to these grants. The group did not benefit directly from any other forms of government assistance.